Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of inventories
(In thousands)	December 31, 2016	December 31, 2017
Hardware devices (note a)	183	3,546
Others	191	333
Total	374	3,879

Note a:	Hardware devices include OneThing Cloud, ZQB, XZB and hard discs.